Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Aging of Past Due Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
2013
30-59 Days Past Due	$ 2,760	$ 3,298
60-89 Days Past Due	3,848	426
90 Days or More Past Due	379	7,835
Total Past Due	6,987	11,559
Current Loans	389,062	464,214
Total Loans	396,049	475,773
Loans 90 Days or More Past Due and Still Accruing	0	7,423
1-4 Family [Member]
2013
30-59 Days Past Due	1,542	1,172
60-89 Days Past Due	128	240
90 Days or More Past Due	322	0
Total Past Due	1,992	1,412
Current Loans	74,475	95,625
Total Loans	76,467	97,037
Loans 90 Days or More Past Due and Still Accruing	0	0
Residential Developments [Member]
2013
30-59 Days Past Due	0	0
60-89 Days Past Due	1,426	0
90 Days or More Past Due	0	0
Total Past Due	1,426	0
Current Loans	31,558	46,343
Total Loans	32,984	46,343
Loans 90 Days or More Past Due and Still Accruing	0	0
Commercial Real Estate Other [Member]
2013
30-59 Days Past Due	0	49
60-89 Days Past Due	0	0
90 Days or More Past Due	0	289
Total Past Due	0	338
Current Loans	161,466	198,226
Total Loans	161,466	198,564
Loans 90 Days or More Past Due and Still Accruing	0	0
Consumer [Member]
2013
30-59 Days Past Due	418	591
60-89 Days Past Due	256	80
90 Days or More Past Due	57	0
Total Past Due	731	671
Current Loans	52,692	53,304
Total Loans	53,423	53,975
Loans 90 Days or More Past Due and Still Accruing	0	0
Construction Industry [Member]
2013
30-59 Days Past Due	0	45
60-89 Days Past Due	1,934	0
90 Days or More Past Due	0	79
Total Past Due	1,934	124
Current Loans	4,400	2,542
Total Loans	6,334	2,666
Loans 90 Days or More Past Due and Still Accruing	0	0
Commercial Business Other [Member]
2013
30-59 Days Past Due	800	1,441
60-89 Days Past Due	104	106
90 Days or More Past Due	0	7,467
Total Past Due	904	9,014
Current Loans	64,471	68,174
Total Loans	65,375	77,188
Loans 90 Days or More Past Due and Still Accruing	$ 0	$ 7,423